Goodwill and Other Acquisition Intangibles (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Amortization of acquisition intangibles	$ 9.0	$ 3.2	$ 3.2